PARTNERSHIP CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Equity [abstract]
Disclosure of classes of share capital
Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	2017	2016	2015
Opening balance	20.0	10.0	—
Issued for cash	12.0	10.0	10.0
Ending balance	32.0	20.0	10.0

	Preferred Units
US$ MILLIONS	2017	2016	2015
Opening balance	$375	$189	$—
Unit issuance	220	186	189
Ending balance	$595	$375	$189
Special and Limited Partnership Capital

	Special General Partner Units			Limited Partnership Units			Total
UNITS MILLIONS	2017	2016	2015	2017	2016	2015	2017	2016	2015
Opening balance	1.6	1.6	1.6	259.4	243.2	225.5	261.0	244.8	227.1
Issued for cash	—	—	—	17.2	16.4	20.2	17.2	16.4	20.2
Repurchased and cancelled	—	—	—	—	(0.2)	(2.5)	—	(0.2)	(2.5)
Ending balance	1.6	1.6	1.6	276.6	259.4	243.2	278.2	261.0	244.8

	Special General Partner			Limited Partners			Total
US$ MILLIONS	2017	2016	2015	2017	2016	2015	2017	2016	2015
Opening balance	$19	$19	$19	$4,215	$3,716	$3,201	$4,234	$3,735	$3,220
Unit issuance	—	—	—	692	505	582	692	505	582
Repurchased and cancelled	—	—	—	—	(6)	(67)	—	(6)	(67)
Ending balance	$19	$19	$19	$4,907	$4,215	$3,716	$4,926	$4,234	$3,735
Non-controlling interest—Redeemable Partnership Units held by Brookfield

	Non-controlling interest— Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	2017	2016	2015
Opening balance	108.4	100.3	88.1
Issued for cash	7.4	8.1	12.2
Ending balance	115.8	108.4	100.3

	Non-controlling interest— Redeemable Partnership Units held by Brookfield
US$ MILLIONS	2017	2016	2015
Opening balance	$1,778	$1,528	$1,178
Unit issuance	300	250	350
Ending balance	$2,078	$1,778	$1,528